Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 100.0%
Advertising — 1.6%
The Trade Desk, Inc., Class A*	35,283	$2,108,159
Aerospace & Defense — 2.2%
HEICO Corp., Class A	24,889	2,852,777
Apparel — 2.0%
Levi Strauss & Co., Class A	98,032	1,418,523
On Holding AG, Class A*	73,837	1,185,084
		2,603,607
Auto Parts & Equipment — 1.9%
BorgWarner, Inc.	78,999	2,480,569
Banks — 3.2%
First Republic Bank	18,939	2,472,487
Pinnacle Financial Partners, Inc.	20,721	1,680,473
		4,152,960
Beverages — 1.3%
Brown-Forman Corp., Class B	25,660	1,708,186
Biotechnology — 4.8%
Genmab A/S, ADR*	61,663	1,981,232
Horizon Therapeutics PLC*	32,330	2,000,904
Seagen, Inc.*	15,996	2,188,733
		6,170,869
Building Materials — 1.5%
Trex Co., Inc.*	43,575	1,914,686
Commercial Services — 8.0%
Clarivate PLC*	111,709	1,048,948
CoStar Group, Inc.*	87,343	6,083,440
MarketAxess Holdings, Inc.	14,613	3,251,246
		10,383,634
Computers — 2.9%
Crowdstrike Holdings, Inc., Class A*	15,336	2,527,526
Genpact Ltd.	27,728	1,213,655
		3,741,181
Distribution & Wholesale — 3.7%
Copart, Inc.*	7,333	780,231
Fastenal Co.	42,054	1,936,166
Pool Corp.	6,424	2,044,181
		4,760,578
Electrical Components & Equipment — 4.4%
Generac Holdings, Inc.*	8,683	1,546,789
Littelfuse, Inc.	6,088	1,209,625
Novanta, Inc.*	11,992	1,386,875
Universal Display Corp.	16,797	1,584,797
		5,728,086
Electronics — 6.7%
Agilent Technologies, Inc.	15,623	1,898,976
Coherent Corp.*	57,301	1,996,940
Keysight Technologies, Inc.*	17,774	2,796,916
	Number of Shares	Value†

Electronics — (continued)
Trimble, Inc.*	38,245	$2,075,556
		8,768,388
Entertainment — 1.6%
Vail Resorts, Inc.	9,400	2,027,016
Healthcare Products — 11.0%
ABIOMED, Inc.*	9,125	2,241,647
Azenta, Inc.	24,552	1,052,299
Bio-Techne Corp.	6,414	1,821,576
Edwards Lifesciences Corp.*	23,817	1,967,999
Envista Holdings Corp.*	65,771	2,157,946
Intuitive Surgical, Inc.*	10,081	1,889,583
Repligen Corp.*	14,143	2,646,297
West Pharmaceutical Services, Inc.	2,116	520,705
		14,298,052
Housewares — 0.0%
The Scotts Miracle-Gro Co.	568	24,282
Insurance — 1.0%
Kinsale Capital Group, Inc.	5,189	1,325,374
Internet — 3.4%
Pinterest, Inc., Class A*	138,726	3,232,316
Shutterstock, Inc.	24,882	1,248,330
		4,480,646
Machinery — Diversified — 1.4%
IDEX Corp.	8,817	1,762,078
Miscellaneous Manufacturing — 1.3%
A.O. Smith Corp.	35,777	1,738,047
Office & Business Equipment — 0.3%
Zebra Technologies Corp., Class A*	1,487	389,609
Pharmaceuticals — 3.3%
Dexcom, Inc.*	53,493	4,308,326
Retail — 8.8%
Chipotle Mexican Grill, Inc.*	2,639	3,965,784
Floor & Decor Holdings, Inc., Class A*	18,437	1,295,383
Lululemon Athletica, Inc.*	6,586	1,841,182
National Vision Holdings, Inc.*	52,509	1,714,419
Petco Health & Wellness Co., Inc.*	87,527	976,801
Ulta Beauty, Inc.*	4,078	1,636,053
		11,429,622
Semiconductors — 9.0%
Marvell Technology, Inc.	60,875	2,612,146
Microchip Technology, Inc.	46,669	2,848,209
Monolithic Power Systems, Inc.	10,300	3,743,020
Teradyne, Inc.	33,114	2,488,517
		11,691,892
Software — 11.7%
DocuSign, Inc.*	32,808	1,754,244
Electronic Arts, Inc.	17,533	2,028,743

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
EngageSmart, Inc.*	20,923	$432,897
Five9, Inc.*	23,862	1,789,173
Paycom Software, Inc.*	9,491	3,131,935
Tyler Technologies, Inc.*	7,910	2,748,725
Workiva, Inc.*	20,172	1,569,382
ZoomInfo Technologies, Inc.*	41,149	1,714,267
		15,169,366
Telecommunications — 3.0%
Arista Networks, Inc.*	35,016	3,952,956
TOTAL COMMON STOCKS (Cost $119,284,929)		129,970,946

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $387,893)	387,893	387,893
TOTAL INVESTMENTS — 100.3% (Cost $119,672,822)		$130,358,839
Other Assets & Liabilities — (0.3)%		(423,946)
TOTAL NET ASSETS — 100.0%		$129,934,893

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
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